UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 323,281	$ 303,522
Total cost of revenues	273,280	235,025
Gross profit	50,001	68,497
Research and development expenses, related parties amount	68,329	79,291
Selling, general and administrative expenses	47,618	56,591
Others, net	794	33
Total operating expenses	(115,153)	(135,849)
Loss from operation	(65,152)	(67,352)
Interest income (including related parties amounts of US$816 and US$805 for the periods ended June 30, 2024 and 2025, respectively)	1,554	1,554
Interest expense	10,239	6,306
(Loss) gain from equity method investments	113	(9,375)
Other non-operating (expenses) income , net	3,137	(3,205)
Loss before income taxes	(70,587)	(84,684)
Income tax benefit (expense)	(2,052)	28
Net loss	(72,639)	(84,656)
Net loss attributable to noncontrolling interests	3,583	5,501
Net loss attributable to Ecarx Holdings Inc. ordinary shareholders	$ (69,056)	$ (79,155)
Loss per ordinary share
Basic (in USD per share)	$ (0.20)	$ (0.23)
Diluted (in USD per share)	$ (0.20)	$ (0.23)
Weighted average number of ordinary shares used in computing loss per ordinary share
Basic (in shares)	337,210,153	337,935,301
Diluted (in shares)	337,210,153	337,935,301
Other comprehensive income (loss):
Foreign currency translation adjustments, net of nil income taxes	$ (5,191)	$ 2,315
Comprehensive loss	(77,830)	(82,341)
Comprehensive loss attributable to noncontrolling interests	3,530	5,750
Comprehensive loss attributable to ordinary shareholders	(74,300)	(76,591)
Sales of goods revenues
Revenues
Total revenues	251,942	235,222
Total cost of revenues	226,865	198,205
Software license revenues
Revenues
Total revenues	26,787	18,236
Total cost of revenues	16,529	6,105
Service
Revenues
Total revenues	44,552	50,064
Total cost of revenues	$ 29,886	$ 30,715